Schedule of income taxes (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Loss before income taxes provision	$ (1,681,954)	$ (2,279,385)	$ (2,496,886)	$ (5,516,224)	$ (3,074,041)
SINGAPORE
Loss before income taxes provision	(1,689,761)	(2,268,804)		(5,434,925)	(2,959,534)
MALAYSIA
Loss before income taxes provision	$ (7,807)	$ (10,581)		$ (81,299)	$ (114,507)